OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 6:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2012

Prepaid expenses	$99	$327
Government authorities	53	108
Security deposits	65	38
Royalty-bearing grants	86	73
Other	6	22

	$309	$568